Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Domestic Equity Securities USD ($)	Mar. 31, 2012 Domestic Equity Securities JPY (¥)	Mar. 31, 2011 Domestic Equity Securities JPY (¥)	Mar. 31, 2012 Domestic Equity Securities Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Domestic Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Domestic Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Foreign Equity Securities USD ($)	Mar. 31, 2012 Foreign Equity Securities JPY (¥)	Mar. 31, 2011 Foreign Equity Securities JPY (¥)	Mar. 31, 2012 Foreign Equity Securities Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Foreign Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Foreign Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Foreign Corporate Bonds JPY (¥)	Mar. 31, 2011 Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 Foreign Corporate Bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Foreign Corporate Bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Foreign Corporate Bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Interest Rate Swap Agreements Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Interest Rate Swap Agreements Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency contracts Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Foreign currency contracts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Foreign currency contracts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)	Mar. 31, 2012 Foreign currency options Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Foreign currency options Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Foreign currency options Fair Value, Inputs, Level 2 JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	$ 532,110	¥ 43,633,000	¥ 46,938,000							$ 435,781	¥ 35,734,000	¥ 38,243,000	$ 435,781	¥ 35,734,000	¥ 38,243,000	$ 74,634	¥ 6,120,000	¥ 6,850,000	$ 74,634	¥ 6,120,000	¥ 6,850,000	$ 21,695	¥ 1,779,000	¥ 1,845,000	$ 21,695	¥ 1,779,000	¥ 1,845,000
Derivative instruments, Assets																												549	45,000	4,000	549	45,000	4,000	5,707	468,000	1,474,000	5,707	468,000	1,474,000	439	36,000	20,000	439	36,000	20,000
Derivatives instruments, Liabilities																												27,158	2,227,000	2,935,000	27,158	2,227,000	2,935,000	76,829	6,300,000	3,666,000	76,829	6,300,000	3,666,000	12,878	1,056,000	64,000	12,878	1,056,000	64,000
Total assets	538,805	44,182,000	48,436,000	532,110	43,633,000	46,938,000	6,695	549,000	1,498,000
Total liabilities	$ 116,865	¥ 9,583,000	¥ 6,665,000				$ 116,865	¥ 9,583,000	¥ 6,665,000